Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	338 Months Ended	363 Months Ended	413 Months Ended	441 Months Ended	442 Months Ended	457 Months Ended
		Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			5.82%	1.97%	1.56%		2.85%
Performance Inception Date		Sep. 28, 1993
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			4.14%	1.15%	0.87%		1.65%
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.42%	1.16%	0.89%		1.70%
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			4.12%	1.06%	0.87%					3.83%
Performance Inception Date		Feb. 17, 1987
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			2.97%	0.42%	0.28%					2.44%
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.43%	0.54%	0.41%					2.44%
Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent			4.94%	0.05%	1.21%				4.92%
Performance Inception Date		Mar. 20, 1987
Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent			3.75%	(0.91%)	0.17%				3.02%
Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.90%	(0.35%)	0.49%				3.08%
Class F Prospectus | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government II Fund
Average Annual Return, Percent			4.93%	1.74%	1.12%						3.19%
Performance Inception Date		Dec. 09, 1985
Class F Prospectus | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury II Fund
Average Annual Return, Percent			4.90%	1.72%	1.11%			2.57%
Performance Inception Date		Jul. 28, 1989
Class F Prospectus | Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.76%	5.01%	1.82%	1.28%
Class F Prospectus | ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.97%	4.26%	1.30%	1.05%
Class F Prospectus | Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.25%	5.40%	0.34%	1.34%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[1]		5.90%	2.05%	1.63%		2.87%
Performance Inception Date	[1]	Sep. 28, 1993
Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[1]		4.19%	1.19%	0.91%		1.66%
Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.47%	1.20%	0.93%		1.71%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[2]		4.29%	1.25%	1.00%					3.87%
Performance Inception Date	[2]	Feb. 17, 1987
Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[2]		3.07%	0.53%	0.35%					2.45%
Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		2.52%	0.65%	0.48%					2.46%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return Before Taxes
Average Annual Return, Percent	[3]		5.21%	0.29%	1.40%				4.97%
Performance Inception Date	[3]	Mar. 20, 1987
Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions
Average Annual Return, Percent	[3]		3.90%	(0.77%)	0.27%				3.04%
Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		3.06%	(0.21%)	0.60%				3.11%
Class Y Prospectus | Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]	2.76%	5.01%	1.82%	1.28%
Class Y Prospectus | ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]	3.97%	4.26%	1.30%	1.05%
Class Y Prospectus | Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]	5.25%	5.40%	0.34%	1.34%
Class CAA Prospectus | Class CAA
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent	[4]		4.72%	1.68%	1.09%	2.22%
Performance Inception Date	[4]	Oct. 27, 1995
Sweep Class Prospectus | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent			4.81%	1.70%	1.09%	2.22%
Performance Inception Date		Oct. 27, 1995
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Fund
Average Annual Return, Percent			4.81%	1.70%	1.09%	2.22%
Performance Inception Date		Oct. 27, 1995

[1]	The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[2]	The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[3]	The Fund's Class Y shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F shares has been used. Returns for the Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.
[4]	The Fund's Class CAA shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Class F shares has been used. Returns for Class CAA shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class CAA shares, for certain years, have higher total annual fund operating CAA class expenses than Class F shares.